Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment	$ 112,882,252	$ 18,204,219
Less: accumulated depreciation and amortization	(11,771,664)	(7,207,577)
Total	101,110,588	10,996,642
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	379,909	380,055
Office Equipment, Fixtures and Furniture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	61,704,888	2,033,617
Capitalized Development Cost and Software Acquired [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	46,132,443	10,886,033
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	180,079	189,325
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 4,484,933	$ 4,715,189